Accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Fuel and traffic accrued expenses	$ 81,235	$ 68,945
Maintenance and aircraft parts accrued expenses	40,131	23,199
Accrued administrative expenses	30,718	15,491
Salaries and benefits	24,295	19,628
Deferred revenue from V Club membership	20,850	3,707
Sales, marketing and distribution accrued expenses	19,019	22,543
Information and communication accrued expenses	3,598	3,224
Maintenance deposits	1,612	3,825
Others	1,173	473
Supplier services agreement	761	1,449
Benefits from suppliers		279
Total current accrued liabilities	$ 223,392	$ 162,763